COMMITMENTS AND CONTINGENCIES - Disclosure of future minimum payments (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Disclosure Of Commitments [Line Items]
Commitments	$ 9,289
2025 [Member]
Disclosure Of Commitments [Line Items]
Commitments	7,826
2026 [Member]
Disclosure Of Commitments [Line Items]
Commitments	1,463
2027 [Member]
Disclosure Of Commitments [Line Items]
Commitments	0
2028 [Member]
Disclosure Of Commitments [Line Items]
Commitments	0
2029 and thereafter [Member]
Disclosure Of Commitments [Line Items]
Commitments	$ 0